CONTRACTUAL TRANSMISSION ASSETS	3 Months Ended
Mar. 31, 2022
CONTRACTUAL TRANSMISSION ASSETS
CONTRACTUAL TRANSMISSION ASSETS

NOTE 14 - CONTRACTUAL TRANSMISSION ASSETS

The Company’s transmission concessions are classified under the contractual asset model, in accordance with IFRS 15 - Revenue from Contracts with Client. The movement of these assets in the periods ended March 31, 2022 and 2021, as shown in the table below:

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance as of December 31, 2021	24,494,418	18,128,156	10,607,255	6,285,139	59,514,968
Construction revenue	15,638	88,230	10,651	32,923	147,442
Financial revenue	1,067,724	777,596	448,295	277,333	2,570,948
Amortization	(768,245)	(552,702)	(312,882)	(191,832)	(1,825,661)
Balance as of March 31, 2022	24,809,535	18,441,280	10,753,319	6,403,563	60,407,697

	Furnas	Chesf	Eletronorte	CGT Eletrosul	Total
Balance as of December 31, 2020	22,044,369	14,477,124	10,092,792	4,774,239	51,388,524
Construction revenue	30,772	46,551	19,389	22,943	119,655
Financial revenue	1,002,795	656,266	452,767	227,904	2,339,732
Write-offs	—	—	(236,006)	—	(236,006)
Amortization	(1,188,299)	(820,851)	(452,138)	(212,027)	(2,673,315)
Balance as of March 31, 2021	21,889,637	14,359,090	9,876,804	4,813,059	50,938,590

In the first quarter of 2022, due to the IPCA variation in the period (2.30% from December 2021 to February 2022), an index that restates most of the Company’s transmission concession contracts, there was an increase in the balance of the contractual transmission assets with respect to the balance as of December 31, 2021.